Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital and Share Premium

	2020	2019	2018
	(in thousands)
	£	£	£
Share capital	2,047	1,299	1,289
Share premium	140,890	79,541	79,426
	142,937	80,840	80,715

	Number	Number	Number
	(in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	51,175	32,479	32,226
	51,175	32,479	32,226

Summary of Movement in the Share Capital

	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2018	32,226	1,289	79,426
Exercise of share options	253	10	115
Balance at December 31, 2019	32,479	1,299	79,541
Exercise of share options	33	1	14
Issue of share capital	18,663	747	61,335
Balance at December 31, 2020	51,175	2,047	140,890